(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE - Class A and Class B (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	¥ 3,371,154	¥ (4,343,678)	¥ (1,509,885)
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	¥ 3,348,859	¥ (4,343,678)	¥ (1,509,885)
Weighted average number of ordinary share outstanding, basic	1,475,079,754	1,468,187,956	1,464,447,843
Weighted average number of ordinary share outstanding, diluted	1,475,079,754	1,468,187,956	1,464,447,843
Total - Basic (in dollars per share)	¥ 2.27	¥ (2.96)	¥ (1.03)
Total - Diluted (in dollars per share)	¥ 2.27	¥ (2.96)	¥ (1.03)
Class A
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	¥ 3,249,896	¥ (4,194,323)	¥ (1,440,198)
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	¥ 3,249,896	¥ (4,194,323)	¥ (1,440,198)
Weighted average number of ordinary share outstanding, basic	1,431,489,418	1,417,704,951	1,396,857,507
Weighted average number of ordinary share outstanding, diluted	1,431,489,418	1,417,704,951	1,396,857,507
Total - Basic (in dollars per share)	¥ 2.27	¥ (2.96)	¥ (1.03)
Total - Diluted (in dollars per share)	¥ 2.27	¥ (2.96)	¥ (1.03)
Class B
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	¥ 98,963	¥ (149,355)	¥ (69,687)
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	¥ 98,963	¥ (149,355)	¥ (69,687)
Weighted average number of ordinary share outstanding, basic	43,590,336	50,483,004	67,590,336
Weighted average number of ordinary share outstanding, diluted	43,590,336	50,483,004	67,590,336
Total - Basic (in dollars per share)	¥ 2.27	¥ (2.96)	¥ (1.03)
Total - Diluted (in dollars per share)	¥ 2.27	¥ (2.96)	¥ (1.03)